MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 28, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Prime Value Obligations Fund

Service Shares

Federated Prime Cash Obligations Fund

Institutional Shares

Capital Shares

Service Shares

Federated Government Obligations Fund

Institutional Shares

Capital Shares

Service Shares

Federated Treasury Obligations Fund

Institutional Shares

Capital Shares

Service Shares (the “Funds”)

1933 Act File No. 333-181969

Dear Mr. Grzeskiewicz:

Pursuant to Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”),at your request, the Registrant hereby files a delaying amendment with respect to its registration statement on Form N-14 (File No. 333-181969) relating to the proposed reorganization of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund, each a portfolio of Fifth Third Funds, into Federated Prime Value Obligations Fund, Federated Prime Cash Obligations Fund, Federated Government Obligations Fund and Federated Treasury Obligations Fund, each a portfolio of Money Market Obligations Trust, as filed with the Securities and Exchange Commission (“Commission”) on June 7, 2012 (the “Registration Statement”).

Pursuant to the requirements of the Securities Act and Rule 478 thereunder, this delaying amendment has been signed on behalf of the Registrant, in the city of Pittsburgh and the Commonwealth of Pennsylvania, on the 28th day of June, 2012.

In addition, and pursuant to conversation with you on June 28, 2012, in accordance with Rule 461 under the Securities Act, we hereby request that the effectiveness of the above-described Registration Statement be accelerated so that it shall become effective at 9:00 a.m. ET, on Monday, July 9, 2012.

We acknowledge that: (i) should the Commission or its staff (the “Staff”), acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please contact George Magera at (412) 288-7268.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary of the Registrant

Partner, Reed Smith LLP

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp.